Insurance and Reinsurance Contract Assets and Liabilities - Potential Impact Arising From Changes To Certain Economic Financial Assumptions Used In The Determination Of Insurance Contract Liabilities (Detail) - Financial assumptions - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
10 basis point reduction in ultimate spot rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI	$ (300)	$ (300)
Net income attributed to shareholders	0	0
Other comprehensive income attributed to shareholders	(200)	(200)
Total comprehensive income attributed to shareholders	(200)	(200)
50 basis point increase in interest rate volatility
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI	(100)	(100)
Net income attributed to shareholders	0	0
Other comprehensive income attributed to shareholders	0	0
Total comprehensive income attributed to shareholders	0	0
50 basis point increase in non-fixed income return volatility
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI	(100)	(100)
Net income attributed to shareholders	0	0
Other comprehensive income attributed to shareholders	0	0
Total comprehensive income attributed to shareholders	$ 0	$ 0